Redeemable Partnership Units (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable Noncontrolling Interest Units Table [Abstract]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount	$ 1,336,780	$ 1,002,620
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	1,000	1,000
Redeemable Noncontrolling Interests Rollforward [Abstract]
Reedemable Noncontrolling Interest, Beginning Balance	1,003,620	944,152
Net Income	47,613	24,817
Other comprehensive income (loss)	1,323	5,296	(6,707)
Distributions	(33,469)	(34,053)
Cumulative Redeemable Preferred Units Redemption Amount		(36,900)
Other, net	30,690	17,373
Reedemable Noncontrolling Interest, Ending Balance	1,337,780	1,003,620	944,152
Capital Unit, Class A [Member]
Redeemable Noncontrolling Interest Units Table [Abstract]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount	1,336,780	1,002,620
Outstanding Partnership Units held by Third Parties (in units)	11,356,550	11,292,038
Preferred Or Annual Distribution Rate (in dollars per unit)	$ 2.92
Redeemable Noncontrolling Interests Rollforward [Abstract]
Redemption of Class A units for common shares, at redemption value	(27,273)	(25,317)
Adjustment to carry Class A redeemable units at redemption value	315,276	108,252
Series D16 Cumulative Redeemable Preferred Unit [Member]
Redeemable Noncontrolling Interest Units Table [Abstract]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	1,000	1,000
Outstanding Partnership Units held by Third Parties (in units)	1	1
Par or Stated Value Per Share	$ 1,000,000
Preferred Or Annual Distribution Rate (in dollars per unit)	$ 50,000
Dividend Percentage	5.00%
Cumulative Redeemable Preferred Unit [Member]
Redeemable Noncontrolling Interest Units Table [Abstract]
Outstanding Partnership Units held by Third Parties (in units)	1	1
Redeemable Noncontrolling Interests Additional Disclosure [Abstract]
Fair value of Series G convertible preferred units and Series D-13 cumulative redeemable preferred units	$ 55,097	$ 55,097